Operating Expenses - Summary of Operating Expenses by Nature (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expense by nature [line items]
Royalties expensed	£ 236	£ 246	£ 264
Other product costs	516	564	616
Employee benefit expense	1,637	1,805	1,888
Contract labour	161	152	206
Employee-related expense	115	127	122
Promotional costs	233	229	217
Depreciation of property, plant and equipment	66	90	95
Impairment of intangible assets			2,548
Property and facilities	147	202	243
Technology and communications	192	218	188
Professional and outsourced services	396	322	378
Other general and administrative costs	85	140	140
Costs capitalised to intangible assets	(390)	(324)	(318)
Other net gains and losses	(230)	(128)	25
Other income	(69)	(64)	(85)
Total	3,620	4,140	7,146
Pre-publication assets [member]
Expense by nature [line items]
Amortisation of intangible assets	338	338	350
Software [member]
Expense by nature [line items]
Amortisation of intangible assets	88	85	84
Other acquired intangibles [member]
Expense by nature [line items]
Amortisation of intangible assets	£ 99	£ 138	£ 185